Employee Costs from Continuing Operations - Schedule of Employee Benefits Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Wages, salaries, and benefits	$ 2,670.3	$ 2,629.9
Pension costs	79.3	75.0
Share-based compensation	16.4	18.1
Total employee costs	2,766.0	2,723.0
Direct labor	1,754.0	1,702.9
Indirect labor	$ 1,012.0	$ 1,020.1